Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through other comprehensive income [Abstract]
Disclosure of Financial assets at fair value through other comprehensive income [text block]

Financial assets at fair value through other comprehensive income

in € m.	Dec 31, 2019	Dec 31, 2018
Securities purchased under resale agreement	1,415	1,097
Debt securities:
German government	6,243	7,705
U.S. Treasury and U.S. government agencies	7,703	13,118
U.S. local (municipal) governments	0	101
Other foreign governments	21,020	18,152
Corporates	3,423	5,606
Other asset-backed securities	36	27
Mortgage-backed securities, including obligations of U.S. federal agencies	457	103
Other debt securities	332	181
Total debt securities	39,214	44,993
Loans	4,874	5,092
Total financial assets at fair value through other comprehensive income	45,503	51,182